Statement of Financial Position - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and equivalents		$ 84,927	$ 86,747
Investment securities (Note 3)		38,400	35,793
Current receivables (Note 4)		23,237	21,388
Inventories (Note 5)		17,689	17,325
Financing receivables - net (Note 6 and 27)		110,255	120,351
Other GECC receivables		6,920	6,899
Property, plant and equipment - net (Note 7)		48,336	50,507
Investment in GECC		0	0
Goodwill (Note 8)		62,983	63,413
Other intangible assets - net (Note 8)		13,855	13,867
All other assets (Note 9)		48,326	46,398
Deferred income taxes (Note 14)		5,352	2,004
Assets of businesses held for sale (Note 2)		6,300	50
Assets of discontinued operations (Note 2)		186,934	196,758
Total assets(a)	[1]	653,514	661,500
Liabilities and equity
Short-term borrowings (Note 10)		70,714	76,877
Accounts payable, principally trade accounts		12,572	12,321
Progress collections and price adjustments accrued		12,537	13,125
Dividends payable		2,317	2,220
Other GE current liabilities		12,682	13,381
Non-recourse borrowings of consolidated securitization entities (Note 10)		19,369	19,721
Bank deposits (Note 10)		43,841	38,171
Long-term borrowings (Note 10)		199,182	218,918
Investment contracts, insurance liabilities and insurance annuity benefits (Note 11)		27,578	26,544
All other liabilities (Note 13)		63,720	52,397
Liabilities of businesses held for sale (Note 2)		3,375	6
Liabilities of discontinued operations (Note 2)		48,794	51,036
Total liabilities(a)	[1]	516,681	524,717
GECC preferred stock (50,000 shares outstanding at both year-end 2014 and 2013)		0	0
Common stock (10,057,380,000 and 10,060,881,000 shares outstanding at year-end 2014 and 2013, respectively)		702	702
Accumulated other comprehensive income (loss) - attributable to GE(b)
Investment securities	[2]	1,013	307
Currency translation adjustments	[2]	(2,427)	126
Cash flow hedges	[2]	(180)	(257)
Benefit plans	[2]	(16,578)	(9,296)
Other capital		32,889	32,494
Retained earnings		155,333	149,051
Less common stock held in treasury		(42,593)	(42,561)
Total GE shareowners' equity		128,159	130,566
Noncontrolling interests(c)	[3]	8,674	6,217
Total equity (Note 15 and 16)		136,833	136,783
Total liabilities and equity		653,514	661,500
GE
Assets
Cash and equivalents	[4]	15,916	13,682
Investment securities (Note 3)	[4]	84	323
Current receivables (Note 4)	[4]	11,513	10,970
Inventories (Note 5)	[4]	17,639	17,257
Financing receivables - net (Note 6 and 27)	[4]	0	0
Other GECC receivables	[4]	0	0
Property, plant and equipment - net (Note 7)	[4]	17,207	17,574
Investment in GECC	[4]	82,549	77,745
Goodwill (Note 8)	[4]	51,527	51,453
Other intangible assets - net (Note 8)	[4]	12,984	13,180
All other assets (Note 9)	[4]	24,680	23,708
Deferred income taxes (Note 14)	[4]	8,772	5,061
Assets of businesses held for sale (Note 2)	[4]	2,805	0
Assets of discontinued operations (Note 2)	[4]	10	9
Total assets(a)	[4]	245,686	230,962
Liabilities and equity
Short-term borrowings (Note 10)		3,872	1,841
Accounts payable, principally trade accounts	[4]	16,511	16,353
Progress collections and price adjustments accrued	[4]	12,550	13,152
Dividends payable	[4]	2,317	2,220
Other GE current liabilities	[4]	12,681	13,381
Non-recourse borrowings of consolidated securitization entities (Note 10)	[4]	0	0
Bank deposits (Note 10)	[4]	0	0
Long-term borrowings (Note 10)	[4]	12,468	11,515
Investment contracts, insurance liabilities and insurance annuity benefits (Note 11)	[4]	0	0
All other liabilities (Note 13)	[4]	54,662	40,955
Liabilities of businesses held for sale (Note 2)	[4]	1,504	0
Liabilities of discontinued operations (Note 2)	[4]	137	143
Total liabilities(a)	[4]	116,702	99,560
GECC preferred stock (50,000 shares outstanding at both year-end 2014 and 2013)	[4]	0	0
Common stock (10,057,380,000 and 10,060,881,000 shares outstanding at year-end 2014 and 2013, respectively)	[4]	702	702
Accumulated other comprehensive income (loss) - attributable to GE(b)
Investment securities	[4]	1,013	307
Currency translation adjustments	[4]	(2,427)	126
Cash flow hedges	[4]	(180)	(257)
Benefit plans	[4]	(16,578)	(9,296)
Other capital	[4]	32,889	32,494
Retained earnings	[4]	155,333	149,051
Less common stock held in treasury	[4]	(42,593)	(42,561)
Total GE shareowners' equity	[4]	128,159	130,566
Noncontrolling interests(c)	[4]	825	836
Total equity (Note 15 and 16)	[4]	128,984	131,402
Total liabilities and equity	[4]	245,686	230,962
GECC
Assets
Cash and equivalents		69,011	73,065
Investment securities (Note 3)		38,320	35,475
Current receivables (Note 4)		0	0
Inventories (Note 5)		50	68
Financing receivables - net (Note 6 and 27)		122,457	131,440
Other GECC receivables		14,508	14,298
Property, plant and equipment - net (Note 7)		31,519	33,287
Investment in GECC		0	0
Goodwill (Note 8)		11,456	11,960
Other intangible assets - net (Note 8)		875	693
All other assets (Note 9)		23,976	22,955
Deferred income taxes (Note 14)		(3,420)	(3,057)
Assets of businesses held for sale (Note 2)		3,474	50
Assets of discontinued operations (Note 2)		186,924	196,749
Total assets(a)		499,150	516,983
Liabilities and equity
Short-term borrowings (Note 10)		67,705	76,286
Accounts payable, principally trade accounts		2,411	2,399
Progress collections and price adjustments accrued		0	0
Dividends payable		0	0
Other GE current liabilities		0	0
Non-recourse borrowings of consolidated securitization entities (Note 10)		19,369	19,721
Bank deposits (Note 10)		43,841	38,171
Long-term borrowings (Note 10)		186,759	207,531
Investment contracts, insurance liabilities and insurance annuity benefits (Note 11)		28,027	26,979
All other liabilities (Note 13)		9,549	11,871
Liabilities of businesses held for sale (Note 2)		2,434	6
Liabilities of discontinued operations (Note 2)		48,657	50,893
Total liabilities(a)		408,752	433,857
GECC preferred stock (50,000 shares outstanding at both year-end 2014 and 2013)		0	0
Common stock (10,057,380,000 and 10,060,881,000 shares outstanding at year-end 2014 and 2013, respectively)		0	0
Accumulated other comprehensive income (loss) - attributable to GE(b)
Investment securities		1,010	309
Currency translation adjustments		(838)	(687)
Cash flow hedges		(172)	(293)
Benefit plans		(577)	(363)
Other capital		32,999	32,563
Retained earnings		55,077	51,165
Less common stock held in treasury		0	0
Total GE shareowners' equity		87,499	82,694
Noncontrolling interests(c)		2,899	432
Total equity (Note 15 and 16)		90,398	83,126
Total liabilities and equity		$ 499,150	$ 516,983

[1]	(a) Our consolidated assets at December 31, 2014 included total assets of $ 50,453 million of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs. These assets included current receivables and net financing receivables of $ 29,703 million and investment securities of $ 3,374 million within continuing operations and assets of discontinued operations of $ 15,034 million. Our consolidated liabilities at December 31, 2014 included liabilities of certain VIEs for which the V IE creditors do not have recourse to GE. These liabilities included non-recourse borrowings of consolidated securitization entities (CSEs) of $ 18,095 million within continuing operations and non-recourse borrowings of CSEs within discontinued operatio ns of $ 10,569 million. See Note 23 .
[2]	(b) The sum of accumulated other comprehensive income (loss) (AOCI) attributable to the Company was $ (18,172) million and $ (9,120) million at December 31, 2014 and 2013 , respectively.
[3]	(c) Included AOCI attributable to noncontrolling interests of $ (194) million and $ (180) million at December 31, 2014 and 2013 , respectively.
[4]	(a) Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.